Group Cash Flow Statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Cash flows from consolidated operations	[1]	$ 23,158	$ 33,936	$ 21,822
Dividends from equity accounted units		879	1,431	594
Cash flows from operations		24,037	35,367	22,416
Net interest paid		(573)	(438)	(569)
Dividends paid to holders of non-controlling interests in subsidiaries		(421)	(1,090)	(683)
Tax paid		(6,909)	(8,494)	(5,289)
Net cash generated from operating activities		16,134	25,345	15,875
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets		(6,750)	(7,384)	(6,189)
Sales of property, plant and equipment and intangible assets		0	61	45
Acquisitions of subsidiaries, joint ventures and associates		(850)	0	0
Disposals of subsidiaries, joint ventures, unincorporated joint operations and associates		80	4	10
Purchases of financial assets		(55)	(45)	(5)
Sales of financial assets	[2],[3]	892	114	63
Net (funding of)/receipts from equity accounted units		(75)		(43)
Net (funding of)/receipts from equity accounted units			6
Other investing cash flows	[4]	51	85	(437)
Net cash used in investing activities		(6,707)	(7,159)	(6,556)
Cash flows before financing activities		9,427	18,186	9,319
Cash flows from financing activities
Equity dividends paid to owners of Rio Tinto		(11,727)	(15,357)	(6,132)
Proceeds from borrowings	[5]	321	1,488	125
Repayments of borrowings and associated derivatives	[5]	(790)	(1,707)	(721)
Lease principal payments		(374)	(358)	(324)
Proceeds from issue of equity to non-controlling interests		86	66	129
Purchase of non-controlling interest	[6]	(2,961)	0	0
Own shares purchased from owners of Rio Tinto		0	0	(208)
Other financing cash flows		(28)	6	1
Net cash used in financing activities		(15,473)	(15,862)	(7,130)
Effects of exchange rates on cash and cash equivalents		15	100	165
Net (decrease)/increase in cash and cash equivalents		(6,031)	2,424	2,354
Opening cash and cash equivalents less overdrafts		12,805	10,381	8,027
Closing cash and cash equivalents less overdrafts		$ 6,774	$ 12,805	$ 10,381

[1]

Notes to the Group Cash Flow Statement
(a) Cash flows from consolidated operations	Note	2022 US$m	2021 US$m	2020 US$m
Profit after tax for the year		13,076	22,575	10,400
Adjustments for:
– Taxation		5,586	8,258	4,991
– Finance items		1,846	26	1,751
– Share of profit after tax of equity accounted units		(777)	(1,042)	(652)
– Loss on disposal of interest in subsidiary	5	105	—	—
– Impairment charges of investments in equity accounted units after tax	4	202	—	339
– Impairment reversal/(charges net of reversals)	4	(150)	269	904
– Depreciation and amortisation		5,010	4,697	4,279
– Provisions (including exchange differences on provisions)		1,006	1,903	894
– Pension settlement		—	(291)	—
Utilisation of other provisions	36	(176)	(128)	(139)
Utilisation of provisions for close-down and restoration	14	(609)	(541)	(366)
Utilisation of provisions for post-retirement benefits and other employment costs	26	(254)	(231)	(269)
Change in inventories		(1,185)	(1,397)	(281)
Change in receivables and other assets(g)		20	(367)	(562)
Change in trade and other payables		700	685	558
Other items(h)		(1,242)	(480)	(25)
		23,158	33,936	21,822

[2]	In 2022, we received net proceeds of US$352 million (2021: US$107 million and 2020: US$58 million) from our sales and purchases of investments within a separately managed portfolio of fixed income instruments. Purchases and sales of these securities are reported on a net cash flow basis within “Sales of financial assets” or “Purchases of financial assets” depending on the overall net position at each reporting date.
[3]	Sale of financial assets includes US$525 million of cash received from the sale of the gross production royalty at the Cortez Complex in Nevada, USA, refer to note 1 and note 7.
[4]	In 2022 other investing cash flows includes inflows relating to payments from a trust fund controlled by the Government of Australia to Energy Resources Australia (‘ERA’) for closure activity that has been completed. In 2020 other investing cash flows included an outflow relating to ERA contributing to this trust fund of US$299 million. At 31 December 2022 the total amount held in the trust fund was US$329 million (31 December 2021: US$388 million). In 2021 other investing cash flows included a net settlement upon completion of a transaction increasing the Group’s 60% share in the Diavik Diamond Mine to sole ownership.
[5]	In 2021, we issued US$1.25 billion 30-years fixed rate SEC-registered debt securities with a coupon of 2.75%. The funds were received net of issuance fees and discount. We also completed a US$1.2 billion (nominal value) bond buy-back programme. During 2020, we repaid our €402 million (nominal value) Rio Tinto Finance plc Euro Bonds on their maturity.
[6]	On 16 December 2022 we acquired the remaining 49% share of Turquoise Hill Resources for expected consideration of US$3.2 billion inclusive of transaction fees. At 31 December 2022 US$2,961 million had been paid.